Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,617,900
Previously Paid Amount	0.00
Total Fee Amount	6,023.63
Total Offset Amount	0.00
Net Fee	6,023.63
Narrative - Max Aggregate Offering Price	$ 43,617,900
Final Prospectus	true